Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Charter revenues	$ 12,208	$ 17,283	$ 17,455
Total operating revenues	12,208	17,283	17,455
Operating expenses
Voyage expenses	9,291	14,083	12,413
Ship operating expenses	4,139	3,482	3,156
Administrative expenses	50	50	63
Depreciation	2,831	2,831	2,831
Total operating expenses	16,311	20,446	18,463
Net operating loss	(4,103)	(3,163)	(1,008)
Other income (expenses)
Interest income	0	1	312
Interest expense	(3,429)	(3,760)	(4,066)
Gain on termination of funding agreement		0	4,277
Other financial items	(6)	(7)	(99)
Amortization of deferred charges	(39)	(39)	(39)
Net other (expenses) income	(3,474)	(3,805)	385
Net loss	(7,577)	(6,968)	(623)
Retained earnings at start of year	12,140	19,108	19,731
Retained earnings at end of year	$ 4,563	$ 12,140	$ 19,108